UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-06447


FEDERATED FIXED INCOME SECURITIES, INC.
-------------------------------------------------------------------------------
Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
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(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record


======================= FEDERATED STRATEGIC INCOME FUND ========================


CONSECO INC

Ticker:       CNO            Security ID:  208464883
Meeting Date: AUG 29, 2005   Meeting Type: A
Record Date:  JUL 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  Elect Debra J. Perry                      For       For        Management
1.02  Elect Philip R. Roberts                   For       For        Management
1.03  Elect William S. Kirsch                   For       For        Management
1.04  Elect Michael T. Tokarz                   For       For        Management
1.05  Elect R Glenn Hilliard                    For       For        Management
1.06  Elect Michael S. Shannon                  For       For        Management
1.07  Elect Neal C. Schneider                   For       For        Management
1.08  Elect John G. Turner                      For       For        Management
2     Amend Stock Incentive Plan                For       Against    Management
3     Adopt the 2005 Pay For Performance        For       For        Management
      Incentive Plan
4     Ratify selection of auditors              For       For        Management


--------------------------------------------------------------------------------

FEDERATED CORE TRUST

Ticker:                      Security ID:  31409N101
Meeting Date: JUN 30, 2006   Meeting Type: Special
Record Date:  MAY 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director N.P. Constantakis          For       For        Management
1.2   Elect Director John F. Cunningham         For       For        Management
1.3   Elect Director Charles F. Mansfield Jr    For       For        Management
1.4   Elect Director John S. Walsh              For       For        Management
1.5   Elect Director J. Christopher Donahue     For       For        Management
1.6   Elect Director James F. Will              For       For        Management

=================  FEDERATED LIMITED TERM MUNICIPAL FUND  ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=======================  FEDERATED ULTRASHORT FUND  ============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========== END NPX REPORT
                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    FEDERATED FIXED INCOME SECURITIES, INC.



By (Signature and Title)*       /s/J. Christopher Donahue
                                J. Christopher Donahue
                                President - Principal Executive Officer


Date:  August 21, 2006



* Print the name and title of each signing officer under his or her signature.